Loans, Borrowings and Debentures - Summary of Non-current Borrowings (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	R$ 17,785,554	R$ 15,934,488
1 - 2 years [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	2,087,933	2,910,978
25 to 36 months [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	2,188,717	2,438,100
37 to 48 months [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	1,334,529	2,282,419
49 to 60 months [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	1,051,146	1,372,229
61 to 72 months [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	1,762,197	1,097,584
73 to 84 months [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	4,914,452	1,629,307
85 to 96 months [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	429,244	199,967
Thereafter [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	R$ 4,017,336	R$ 4,003,904